                                     Acorn

                           The Acorn Family of Funds



                             Third Quarter Report
                             ---------------------------------------------------
                                                 September 30, 1997


Managed by Wanger Asset Management, L.P.

Acorn Family of Funds Third Quarter Report 1997
    .Table of Contents

Squirrel Chatter
    .Markets Unleashed                              2

Acorn USA
    .In a Nutshell                                  4
    .Performance at a Glance                        5
    .Major Portfolio Changes                       10
    .Statement of Investments                      11

Acorn Fund
    .In a Nutshell                                  6
    .Performance at a Glance                        7
    .Major Portfolio Changes                       13
    .Statement of Investments                      15
    .Foreign Portfolio Diversification             21

Acorn International
    .In a Nutshell                                  8
    .Performance at a Glance                        9
    .Major Portfolio Changes                       22
    .Statement of Investments                      25
    .Portfolio Diversification                     32

[AIU LOGO APPEARS HERE]

 .Squirrel Chatter: Markets Unleashed

[PHOTO APPEARS HERE]

You've certainly noticed the stock market has started having bigger day to day swings than it did a couple of years ago. A statistical study of the market shows that from 1992 to 1995 the U.S. stock market had unusually low volatility, but lately, market volatility has moved to levels above the long-term average. How can you manage your investments when the stock market gets wild?

A Day In The Park

Last week I watched a lady walking her golden retriever in the park. The dog romped all over the park. The dog chased a squirrel 50 yards to the north (the squirrel was too smart for him and got away). Then the dog ran the opposite direction to interview a little boy with an ice-cream cone. After that, another dog showed up and they chased each other in circles for awhile. In ten minutes the golden retriever had run a mile in all directions. If you tried to guess where that dog was going to run next, it would be a very difficult forecasting problem! You would have to know where every squirrel, child and dog was in the whole park and then guess what the retriever's response would be. However, there is a simpler way to solve this problem.

    The dog's owner entered the park at the south entrance. She then walked 3 miles an hour down the sidewalk and left the park at the west entrance after 30 minutes. The dog came in with its owner and left with its owner. You know where the dog started and where the dog ended up, even though for the half-hour in the park the dog's motion was unpredictable. You can think about the stock market in the same way. If you read the morning newspaper or watch the stock market on TV, the journalists will stress the short-term movements of the market in order to deliver an exciting story (and it has been exciting recently!), but all they are doing is recording the random romping of the retriever. However, if you concentrate on the long-term basic economic trends that move smoothly and steadily over multi-year time spans, you know where the lady is going and therefore where the market dog will end up eventually.

So Where Is The Lady Going?

The market lady is affected by two big trends. First, inflation is dead. Consumer Price Index (CPI) in the U.S. is being reported around 2%. This is just as true in the rest of the world. Over the last 40 years, the poster boy for inflation in Europe was Italy. This is why a plate of pasta in Pisa costs 17,000 lira. The latest CPI figures for Italy are 1.6%, lower than in the U.S. The same dramatic drop in inflation has occurred in almost every other country. This means that long-term bond rates will go down. Japan, which has had falling prices over the last few years, has a long-term government bond rate that just dropped below 2%. I don't think that the U.S. will get to 2%, but 5% is plausible (the U.S. long-term bond rate is currently 6.2%).

Consumer Price Index (Italy)

                             [CHART APPEARS HERE]

[AIU LOGO APPEARS HERE]

    Why is inflation dead? Over the very long-term, inflation has been associated with wars while during peace time, prices were stable. The cold war era (1945-89) counted as a war because it forced the U.S. and other countries to spend trillions on military preparedness.

    A decade ago, many socialist economies were military threats but counted for little in world trade. Russia, Eastern Europe, China, India and Argentina made little the rest of the world wanted to buy (except arms), and didn't have enough hard currency to buy what the rest of the world wanted to sell. Now all of these more-or-less ex-socialist countries are back in the economic world. They have well-educated, motivated workers who are willing to work for a fraction of U.S. or European wages. The cold war is over, we won, and inflation has gone away.

The Privatization of Pension Plans

A second great trend in the world is the privatization of pension schemes. In the March 31, 1996 shareholder report we knocked "pay-as-you-go" funding for social security: The state systems work only as long as the promised benefits are modest, and the pool of people who "pay" grows at about the same rate as the people who "go." Unfortunately, the promised benefits are in fact fairly extravagant, and the "go" pool is growing while the "pay" pool is shrinking. Both politicians and would-be pensioners are worried they will wake up one day to a giant sucking sound coming from the benefits department of their national retirement administration.

    This is why we believe that individually funded pension plans will replace pay-as-you go state run social security systems. Social security privatization has been denounced as "radical", but lots of countries have made the switch. Chile was first, followed by Argentina, Mexico, Australia, and the U.K. The USA has been running a large pilot program, in the form of your 401(k) or 403(b) plan. The 401(k) system has been a big hit, partly by producing good investment returns, and also by changing John Doe from the client of a bureaucracy into a free citizen investing his money in a funded program.

    These new pension plans will demand vast quantities of long duration, high quality assets, so that bonds and high-grade stocks will be in strong demand.

The 401(k) system has been a big hit, partly by producing good investment returns, and also by changing John Doe from the client of a bureaucracy into a free citizen investing his money in a funded program.

    Because these individually funded pension plans start off with buying big company stocks, we have seen blue-chip indexes outperform small-cap stock averages in the U.S. and the rest of the world, too. This relative price movement against small-cap stocks has created an enormous disparity. The valuation gap is now starting to close in the U.S. Since May 1997, small-cap stocks have been outperforming the S&P 500 index. This trend change has not yet spread around the world, but it is likely to. If this unfolds as we hope, the Acorn Family of Funds will be rewarding investments over the next several years.

Best Regards,

/s/ Ralph Wanger
------------------------

President and Lead Portfolio Manager, Acorn Fund

Acorn USA
    .In a Nutshell

[U--TAB]

[PHOTO OF ROBERT A. MOHN APPEARS HERE]


It was good to be a small-cap last quarter. Just as soon as the last Wall Street strategist pronounced big-caps to be the better-caps, bigger suddenly became badder. Acorn USA's 15.2% third-quarter return whipped Saint S&P 500 (+7.5%) and beat the Russell small-caps (+14.9%). Over the past 12 months, Acorn USA's sparkling 43.1% gain beat both the biggies (S&P 500: +40.4%) and our pint-sized peers, topping 80% of the 433 funds in Lipper's small-cap growth fund universe.

    Our spunkiest stock was C-Tec, a truffle uncovered by one of our ace analysts, Mark Yost. C-Tec is a telecommunications conglomerate that underwent stock fission on October 1, splitting into 3 isotopes--RCN Corp (bundles cable, phone and internet service to downtown apartment tower dwellers), Commonwealth Telephone (Pennsylvanian local phone company) and Cable Michigan (eponymous). Telecom deregulation and fiber optic fever have put some pizzazz back into the stodgy old phone business, sending C-Tec's stock up 110% over the first nine months of the year. A week later, C-Tec had broken itself into three parts, and the three offsprung stocks had gained another 35%, proof that on Wall Street, the sum of the parts can indeed be worth more than the whole.

    Other winners last quarter were J Ray McDermott (constructs offshore oil platforms), United Video (cable's Prevue channel), and Wonderware (PC software for controlling factory machinery).

    We will continue to keep your Fund well stocked with these and other innovative, niche-living, reasonably-priced small company stocks.

/s/ Robert A. Mohn

Robert A. Mohn
Lead Portfolio Manager

Fund Assets as of 9/30/97: $159.2 million
    .Acorn USA Top 10 Holdings
CalEnergy                                   5.4%
Power Plants

Coast Savings                               5.2%
California Savings & Loan

HealthCare Compare                          4.6%
PPO Network

C-Tec                                       4.2%
Cable TV/Local Telephone

Data Transmission                           3.9%
Data Services for Farmers

United Video Satellite                      3.7%
CATV & Satellite Dish Programming

Wackenhut                                   3.4%
Prison Management

Royal Caribbean Cruise                      3.2%
Cruises to Caribbean and Alaska

Wonderware                                  3.2%
Industrial Control Software

Tesoro Petroleum                            3.2%
Oil Refinery/Gas Reserves

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

           IRA

  The new Education and Roth IRAs will be available to shareholders on January 1, 1998. If you would like more information, including an application, please call 1-800-922-6769. We'll send materials as soon as they are available.

[U LOGO APPEARS HERE]
 .Performance at a Glance

The Value of a $10,000 Investment in Acorn USA
    .September 4, 1996 through September 30, 1997


                             [GRAPH APPEARS HERE]


  Average Annual Total Return
              1 Year  Life of Fund
              43.1%       49.2%

This graph compares the results of $10,000 invested in Acorn USA on September 4, 1996 (the date Fund shares were first offered to the public), with the Russell 2000 Stock Index with dividends reinvested. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.


Acorn USA Portfolio Diversification
    .as a % of net assets, as of 9/30/97

                           [PIE CHART APPEARS HERE]
Information                                  25.3%
Health Care                                  10.2%
Consumer Goods/Services                       8.0%
Finance/Real Estate                          13.9%
Industrial Goods/Services/Transportation     19.4%
Energy/Minerals                              18.6%
Cash                                          4.6%
                                            ------
                                            100.0%


Relative Performance
----------------------------------------------------------------
                        3rd quarter   Last 9 mos.   Last 12 mos.
                               1997
Acorn USA                      15.2%         31.7%          43.1%
Russell 2000                   14.9%         26.6%          33.2%
Lipper Small Cap
  Funds Avg.                   16.6%         27.0%          29.8%
S&P MidCap 400                 16.1%         31.2%          39.1%
S&P 500                         7.5%         29.6%          40.4%
Dow-Jones                       4.0%         24.9%          37.7%

The Russell 2000 is formed by taking the 3,000 largest companies and then eliminating the largest 1,000 leaving a good small company index. The Lipper Small Cap Funds Avg. is an average of all U.S. small-cap funds tracked by Lipper, which consisted of 510, 468, and 433 funds for the 3rd qtr., 9-mos., and 12 mos. periods above. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Dow Jones Industrial Average includes 30 large companies. The beginning value used to compute the Dow Jones "since inception" return in the chart above is as of 8/31/96. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 9/30/97: $15.34
-----------------------------------------

Acorn Fund
    .In a Nutshell

[A--TAB]

[PHOTO OF RALPH WANGER AND CHARLES P. MCQUAID APPEARS HERE]


Acorn Fund jumped 13.7% in the third quarter, continuing to ride the wild bull market. As the indexes on page 7 indicate, small-cap stocks outperformed large-caps in the quarter. Acorn Fund landed in the middle, handily beating the Dow and S&P 500 indexes, but slightly lagging the S&P MidCap and the Russell 2000. Through nine months, your fund jumped 25.9%, tracking closely the small-cap Russell 2000 index.

    Our oil service stocks pumped out huge profits in the quarter. Veritas rose 89%, J Ray McDermott jumped 81%, Atwood Oceanics floated a 68% gain, Shaw Industries serviced a 55% boost, and EVI Inc. ventured a 52% rise. Selected technology stocks also did well. IFR Systems transmitted a 76% return, Systems & Computer Technology outsourced a 68% move, and American Power Conversion surged 48 percent. Our cable software theme again topped the ratings, as BET Holdings scored a 61% gain on a buy-out proposal.

    Special situations research unearthed a trio of golden acorns: Expeditors International delivered a 48% return, Applied Industrial Technologies distributed a 43% profit, and C-TEC showed a 43% rise.

    Acorn's losers were relatively few in number and small in size. American Management System mismanaged its way to a 28% loss, Bisys Group processed a 23% decline and Medeva took ill, dropping 21%.

    Acorn's foreign holdings were not immune to currency and market turmoil overseas. Our names held up fairly well. We have reduced our foreign holdings to 14.3% of Acorn, retaining our most compelling long-term investments.


/s/ Ralph Wanger               /s/ Charles P. McQuaid
------------------             -------------------------
Ralph Wanger                   Charles P. McQuaid
Lead Portfolio Manager         Co-Portfolio Manager



Fund Assets as of 9/30/97: $3,731.9 million
    .Acorn Fund Top 10 Holdings

AES Corporation                         2.6%
Global Power Producer

Liberty Media                           1.9%
CATV Programming

HealthCare Compare                      1.8%
PPO Network

Carnival                                1.7%
Cruise Ship Line

Harley-Davidson                         1.7%
Motorcycle Manufacturer

Borders Group                           1.4%
Bookstores

Lincare Holdings                        1.4%
Home Health Care Services

Solectron                               1.3%
Electronics Contract Manufacturer

EVI                                     1.2%
Oil Services

International Game Technology           1.1%
Gaming Equipment

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


    Shareholder News

  To better serve our shareholders, we are working to create consolidated account statements. Watch your mail for upcoming information on the new statements, which will list activity for all of your Acorn accounts on one statement.

  In response to shareholder requests, monthly automatic investment plan purchases will now be confirmed on a quarterly basis. This cost savings effort will go into effect January 1, 1998.

[A LOGO APPEARS HERE]

 .Performance at a Glance


The Value of a $10,000 Investment in Acorn Fund
    .June 10, 1970 through September 30, 1997

                             [GRAPH APPEARS HERE]

  Average Annual Total Return
  ------------------------------------------
    1 Year  5 Years  10 Years   Life of Fund
     31.2%    21.5%     15.6%          17.2%

This graph compares the results of $10,000 invested in Acorn Fund on June 10, 1970 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with the Standard & Poor's 500 Stock Index with dividends reinvested. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.


Acorn Fund Portfolio Diversification
    .as a % of net assets, as of 9/30/97

[PIE CHART APPEARS HERE]

Information                                  22.9 %
Health Care                                   8.9 %
Consumer Goods/Services                       7.8 %
Finance/Real Estate                          14.7 %
Industrial Goods/Services/Transportation      9.7 %
Energy/Minerals                              11.6 %
Foreign                                      14.3 %
Cash less liabilities                        10.1 %
                                            -----
                                            100.0 %



Relative Performance
-----------------------------------------------------------------
                        3rd quarter    Last 9 mos.   Last 12 mos.
                               1997

Acorn Fund                    13.7%          25.9%          31.2%
S&P 500                        7.5%          29.6%          40.5%
Russell 2000                  14.9%          26.6%          33.2%
S&P MidCap 400                16.1%          31.2%          39.1%
Dow-Jones                      4.0%          24.9%          37.7%

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Russell 2000 is formed by taking the 3,000 largest companies and then eliminating the largest 1,000 leaving a good small company index. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The Dow Jones Industrial Average includes 30 large companies. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 9/30/97: $18.67
-----------------------------------------

[I LOGO APPEARS HERE]

Acorn International
    .In a Nutshell

[PHOTO OF LEAH JOY ZELL APPEARS HERE]

Acorn International finished the third quarter down less than 1%, after a rollercoaster ride that saw losses of 6.6% through Labor Day. However, September was a strong month in which sensible values re-emerged, bringing our portfolio back to where we started.

    As I write, world equity markets have turned volatile again, unnerved by the same crisis in Southeast Asia that sparked the retreat last summer. Sharp equity market swings can be scary even without Halloween. What enables us to stay the course through such periods is confidence in the companies we own. We decided early in the second quarter to concentrate on those names we knew and liked best. This review resulted in 20% fewer positions and higher cash levels. The process of pruning the portfolio has given our analysts more time to identify long-term values.

    What made us cautious was watching blue chip stocks soar while prices of high-quality smaller companies lagged. To provide our shareholders with better guidance, we would like to introduce the Salomon Brothers Extended Market Index (World ex-U.S.) as an additional benchmark for the fund (see box). While EAFE and the Lipper International Fund Average track the large-caps, EMI shows the dramatic degree to which small-caps have missed the party. Ralph Wanger notes in his letter that he sees small-cap stocks coming back into favor in the U.S. We are beginning to see signs of the same trend overseas. We are also beginning to see real bargains in our markets.

    Long-term performance is excellent. This quarter marks our fifth anniversary and the inauguration of the Fund's five-year return. We are pleased that Acorn International's average annual total return for five years is 16.7%. We will continue to work hard to find the best small-cap international stocks for you.

/s/ Leah Joy Zell
----------------------
Leah Joy Zell
Lead Portfolio Manager


Fund Assets as of 9/30/97: $1,876.3 million
    .Acorn International Top 10 Holdings

T T Tieto                               Finland         3.0%
Computer Services/Consulting

WM Data                                 Sweden          2.4%
Computer Services/Consulting

Rhoen Klinikum                          Germany         1.7%
Hospital Management

Banca Fideuram                          Italy           1.5%
Life Insurance/Mutual Funds

Serco Group                             United Kingdom  1.4%
Facilities Management

Kempen                                  Netherlands     1.3%
Stock Brokerage/
Investment Management

Venture Manufacturing                   Singapore       1.3%
Contract Electronics Manufacturing

Atos (formerly known as
 Axime Ex Segin)                        France          1.2%
Computer Services

Genting International                   Singapore       1.1%
Cruise Line

Shaw Industries                         Canada          1.1%
Oil Field Services

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

        A New Benchmark

    The Salomon Brothers Extended Market Index (World ex-U.S.) tracks the performance of the bottom quintile of stocks by investable market capitalization by country worldwide (excluding the U.S.). Currently, large-cap stocks make up 80% of the value of what investors can buy around the world, but represent only 25% of the number of publicly traded companies. The EMI measures the performance of that 75% portion of stocks outside the United States from which we choose our investments. It has become the benchmark most widely used by consultants and our competitors to measure international small-cap performance.

                                                                        [I LOGO]
 . Performance at a Glance


The Value of a $10,000 Investment in Acorn International
    .September 23, 1992 through September 30, 1997


                             [GRAPH APPEARS HERE]

Average Annual Total Return
         1 Year    5 Years     Life of Fund
         11.9%     16.7%       16.6%

This graph compares the results of $10,000 invested in Acorn International on September 23, 1992 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with Morgan Stanley's Europe, Australasia Far East Index (EAFE). The beginning value of EAFE is as of 9/30/92. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.


Acorn International Portfolio Diversification
    .as a % of net assets, as of 9/30/97


                           [PIE CHART APPEARS HERE]

Information                                  23.8%
Health Care                                   6.6%
Consumer Goods/Services                      20.6%
Finance/Real Estate                          17.6%
Industrial Goods/Services/Transportation     14.5%
Energy/Minerals                               5.8%
Cash less liabilities                        11.1%
                                            ------
                                            100.0%


Relative Performance
----------------------------------------------------------------
                         3rd quarter   Last 9 mos.   Last 12 mos.
                                1997
Acorn International            -0.7%          7.5%          11.9%
EAFE                           -0.7%         10.4%          12.2%
EMI (world ex-U.S.)            -4.0%          1.0%           0.3%
Lipper Int'l Small Cap
  Funds Avg.                   -0.1%         10.9%          15.8%
Lipper Int'l Funds Avg.         1.2%         14.0%          18.6%

EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. The EMI is Salomon Brothers' index of the bottom 20% of institutionally investable capital of countries, as selected by Salomon, excluding the U.S. The Lipper Int'l Small Cap Funds Avg. is calculated from the performance of a group of small-cap int'l funds, including Acorn Int'l. For the 3rd qtr., 9-mos. and 12-mos. periods above, the group consisted of 31, 28 and 25 funds, respectively. The Lipper Int'l Funds Avg. is an average of all int'l funds tracked by Lipper, excluding the Int'l Small Cap Funds group. This group consisted of 463, 424 and 397 funds for the 3rd qtr., 9-mos. and 12-mos. periods above, respectively. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 9/30/97: $20.86
-----------------------------------------

[U LOGO APPEARS HERE]

Acorn USA
    . Major Portfolio Changes in the Third Quarter


                                          Number of Shares
                                         -------------------
                                         6/30/97     9/30/97
Additions
------------------------------------------------------------
    Information
Aspect Telecommunications                      0     149,000
Cablevision Systems                            0      24,000
COMARCO                                   62,800      97,800
Data Transmission Network                189,100     209,100
Gaylord Entertainment                     62,000     103,000
Mecklermedia                                   0       6,200
National Data                                  0      39,000
United Video Satellite Group             133,000     213,000
Wonderware                               230,700     278,700
------------------------------------------------------------
    Health Care
HealthCare Compare                        94,000     114,000
Lincare Holdings                          57,000      85,000
------------------------------------------------------------
    Consumer Goods/Services
Oshkosh B'Gosh                                 0      27,000
------------------------------------------------------------
    Finance
Acceptance Insurance                      76,100     178,100
Leucadia National                         23,000      52,000
------------------------------------------------------------
    Industrial Goods/Services
Insurance Auto Auctions                        0     229,600
Schnitzer Steel                          111,000     138,300
Vallen                                         0      37,000
Wackenhut, Cl. B                         234,900     262,900
------------------------------------------------------------
    Energy/Minerals
Atmos Energy                              27,000     187,000
 (includes effect of merger with
 United Cities Natural Gas)
CalEnergy                                224,000     259,000
J Ray McDermott                           54,600      88,600
Tesoro Petroleum                         165,700     282,700
------------------------------------------------------------
    Transportation
Trailer Bridge                                 0      40,000


                                          Number of Shares
                                         -------------------
                                         6/30/97     9/30/97
Sales
------------------------------------------------------------
    Information
ACT Manufacturing                          7,100           0
BDM International                         11,800           0
------------------------------------------------------------
    Health Care
United Payors & Providers                 22,400           0
------------------------------------------------------------
    Consumer Goods/Services
Borders                                   14,000           0
Showboat                                  15,800           0
------------------------------------------------------------
    Finance
Phoenix Duff & Phelps                     55,000           0
------------------------------------------------------------
    Industrial Goods/Services
Applied Industrial Technologies          108,200     138,000
 (includes effect of 3 for 2 stock split)
Steel Dynamics                            88,300      57,000
------------------------------------------------------------
    Energy/Minerals
United Meridian                            6,700           0

Acorn USA
    .Statement of Investments (unaudited) September 30, 1997

Number of Shares                                   Value (000)
--------------------------------------------------------------

                                           Common Stocks: 95.4%
--------------------------------------------------------------
Information: 25.3%
                  .CATV/TV/Satellites: 14.1%
   133,000        C-Tec                                $ 6,650
                  Cable TV/Local Telephone
   209,100        Data Transmission Network              6,168
                  Data Services for Farmers
   213,000        United Video Satellite Group           5,911
                  CATV & Satellite Dish Programming
    73,000        Tele-Communications,
                  Liberty Media Group                    2,185
                  Cable Channels
    24,000        Cablevision Systems                    1,506
                  Cable TV
--------------------------------------------------------------
                                                        22,420

                  .Mobile Communications: 1.8%
    97,800        COMARCO                                2,170
                  Wireless Network Testing
    41,000        Centennial Cellular                      702
                  Cellular Franchises
--------------------------------------------------------------
                                                         2,872

                  .Telecommunications Equipment: 2.2%
   149,000        Aspect Telecommunications              3,483
                  Call Center Equipment
--------------------------------------------------------------

                  .Computer Software/Services: 3.8%
   278,700        Wonderware                             5,121
                  Industrial Control Software
    74,300        Computer Language Research               929
                  Commercial Tax Software
--------------------------------------------------------------
                                                         6,050

                  .Transaction Processors: 1.0%
    39,000        National Data                          1,599
                  Credit Card Processing
---------------------------------------------------------------

                  .Business Information: 0.5%
    26,000        American Business Information            705
                  Small Business Data
     6,200        Mecklermedia                             144
                  Internet Trade Shows & Magazines
--------------------------------------------------------------
                                                           849

                  .Computer Systems: 1.9%
   118,000        Kronos                                 3,053
                  Time Accounting Software & Clocks
                                                        ------
Information: Total                                      40,326


Number of Shares                                   Value (000)
--------------------------------------------------------------
Health Care: 10.2%
                  .Medical Equipment: 2.9%
   128,000        Respironics                          $ 3,520
                  Sleep Apnea Products
    44,000        Kinetic Concepts                         820
                  Hospital Beds
    40,000        Cardiac Pathways                         335
                  Heart Surgery Device
--------------------------------------------------------------
                                                         4,675

                  .Services: 7.3%
   114,000        HealthCare Compare                     7,282
                  PPO Network
    85,000        Lincare Holdings                       4,287
                  Home Health Care Services
--------------------------------------------------------------
                                                        11,569
                                                        ------
Health Care: Total                                      16,244

--------------------------------------------------------------
Consumer Goods/Services: 8.0%
                  .Retail: 3.1%
   288,200        Host Marriott Services                 4,287
                  Fast Food Kiosks in Airports,
                  Rest Stops & Malls
    27,000        Oshkosh B'Gosh                           705
                  Children's Clothing
--------------------------------------------------------------
                                                         4,992

                  .Entertainment/Leisure: 4.9%
   117,700        Royal Caribbean Cruises                5,149
                  Cruises to Caribbean & Alaska
   103,000        Gaylord Entertainment                  2,659
                  Opryland Hotel & Other Assets
--------------------------------------------------------------
                                                         7,808
                                                        ------
Consumer Goods/Services: Total                          12,800

--------------------------------------------------------------
Finance: 11.9%
                  .Savings & Loans: 5.2%
   159,000        Coast Savings                          8,338
                  California Savings & Loan
--------------------------------------------------------------

                  .Insurance: 6.3%
   178,100        Acceptance Insurance                   4,675
                  Crop Insurance
    59,500        Amerus Life Holdings                   1,952
                  Annuities/Life Insurance
    52,000        Leucadia National                      1,788
                  Insurance Holding Company
    51,000        Penn Treaty American                   1,683
                  Nursing Home Insurance
--------------------------------------------------------------
                                                        10,098

[U LOGO APPEARS HERE]
                                      11

Acorn USA
    .Statement of Investments (unaudited)

Number of Shares                                   Value (000)
--------------------------------------------------------------
                  .Money Management: 0.4%
    17,000        SEI Investments                     $    561
                  Mutual Fund Administration          --------
Finance: Total                                          18,997

--------------------------------------------------------------
Industrial Goods/Services: 19.0%
                  .Steel: 5.6%
   138,300        Schnitzer Steel                        4,650
                  Scrap Steel Processor
    77,000        Atchison Casting                       1,636
                  Steel Foundries
    57,000        Steel Dynamics                         1,340
                  Steel Mini-Mill
    53,000        Gibraltar Steel                        1,292
                  Steel Processing
--------------------------------------------------------------
                                                         8,918
                  .Industrial Distribution: 3.5%
   138,000        Applied Industrial Technologies        4,752
                  Industrial Components Distribution
    37,000        Vallen                                   722
                  Safety Products Distribution
--------------------------------------------------------------
                                                         5,474

                  .Machinery: 1.4%
   125,000        Farr Company                           2,250
                  Filters

                  .Industrial Suppliers: 1.4%
   109,000        Lilly Industries, Cl. A                2,289
                  Industrial Coatings

                  .Services: 7.1%
   262,900        Wackenhut, Cl. B                       5,455
                  Prison Management
   100,000        World Color Press                      3,019
                  Printing
   229,600        Insurance Auto Auctions                2,870
                  Auto Salvage Services
--------------------------------------------------------------
                                                        11,344
                                                      --------
Industrial Goods/Services: Total                        30,275

--------------------------------------------------------------
Energy/Minerals: 18.6%
                  .Independent Power: 5.4%
   259,000        CalEnergy                              8,612
                  Power Plants


Number of Shares                                   Value (000)
--------------------------------------------------------------
                  .Oil/Gas Producers: 4.2%
   282,700        Tesoro Petroleum                       5,106
                  Oil Refinery/Gas Reserves
    59,100        Seagull Energy                         1,507
                  Oil & Gas Producer
                                                         6,613
--------------------------------------------------------------

                  .Distribution/Marketing/Refining: 4.4%
   187,000        Atmos Energy                           4,652
                  Natural Gas Distributor
   131,400        NGC                                    2,332
                  Gas Processing/Marketing
--------------------------------------------------------------
                                                         6,984

                  .Oil Services: 4.6%
    88,600        J Ray McDermott                        4,341
                  Offshore Construction Company
   252,000        GeoScience                             2,961
                  Offshore Seismic Equipment Company
--------------------------------------------------------------
                                                         7,302
                                                      --------
Energy/Minerals:  Total                                 29,511
--------------------------------------------------------------

Other Industries: 2.4%
                  .Real Estate: 2.0%
    40,700        Forest City Enterprises, Cl. A         2,340
                  Shopping Centers
    45,000        Cornerstone Properties                   861
                  Downtown Office Buildings
--------------------------------------------------------------
                                                         3,201
                  .Transportation: 0.4%
    40,000        Trailer Bridge                           530
                  Tug & Barge Transportation
                                                      --------
Other Industries: Total                                  3,731
                                                      --------
Total Common Stocks: 95.4%                             151,884
                                                      --------
Short-Term Obligations: 4.3%                             6,772
                                                      --------
Total Investments: 99.7%                               158,656

                                                      --------
Cash and Other Assets Less Liabilities: 0.3%               507
                                                      --------
Total Net Assets: 100%                                $159,163
==============================================================

                                      12

[A LOGO]

Acorn Fund
    .Major Portfolio Changes in the Third Quarter

                                       Number of Shares
                                      ------------------
                                      6/30/97    9/30/97


Additions
--------------------------------------------------------
    Information
ACT Manufacturing                     325,000    360,000
Aspect Telecommunications                   0    714,000
ACNielsen                                   0  1,015,000
Altron                                357,000    450,000
American Management Systems           294,000    495,000
Cablevision Systems                    80,000    311,000
Cellular Communications
International                         300,000    400,000
Coherent Communications                     0    115,000
Electronic Arts                       150,000    250,000
Getty Communications, Cl. A           350,000    700,000
HSN                                   600,000    750,000
International Game Technology       1,800,000  1,880,000
Itron                                 200,000    300,000
Kronos                                600,000    650,000
Larscom                                     0    236,000
Mecklermedia                                0    100,000
Micros Systems                        279,000    330,000
National Data                         575,000    729,000
Thermo Optek                          165,000    265,000
Thermoquest                           293,000    613,000
United Video Satellite Group          810,000    850,000
Verilink                                    0    393,000

--------------------------------------------------------
    Health Care
Kinetic Concepts                    1,115,000  1,179,000
Lincare Holdings                    1,000,000  1,040,000
Magellan Health Services              528,000  1,000,000
Medeva                              3,270,000  3,700,000

--------------------------------------------------------
    Consumer Goods/Services
Bally Total Fitness                         0    185,000
Binding-Brauerei                        8,000     23,000
Cie Fin Richemont                       2,500      4,500
Quality Food Centers                  313,000    490,000

--------------------------------------------------------

                                       Number of Shares
                                      ------------------
                                      6/30/97    9/30/97
    Finance
Acceptance Insurance                  229,000    612,000
ASR Verzekeringsgrp (formerly
 known as Stad Rotterdam)              25,000    160,000
Genting International               5,100,000  7,250,000
Highlands Insurance                         0    210,000
Leucadia National                     396,000    444,000
Pioneer Group                         181,000    620,000
Shohkoh Fund                            9,000     16,000

--------------------------------------------------------
    Industrial Goods/Services
Aeroporti di Roma                           0    500,000
AirNet Systems                        174,000    280,000
H B Fuller                                  0    150,000
Intermet                                    0    175,000
MA Hanna                                    0    176,000
Societe Generale de Surveillance        6,050      9,000
Worthington Industries              1,210,000  1,260,000
Zoltek                                      0     72,000

--------------------------------------------------------
    Energy/Minerals
Atmos Energy                          303,000    553,000
 (includes effect of Merger with
 United Cities Natural Gas)
CalEnergy                             950,000  1,200,000
Equitable Resources                         0    401,000
J Ray McDermott                       505,000    555,000
KN Energy                             150,000    190,000
Perez Companc                               0    600,000
PetSec Energy ADR                           0    210,000
Pride International                   550,000    600,000
Ranger Oil                            800,000  1,200,000
Saipem                              1,000,000  1,855,000

--------------------------------------------------------
    Real Estate
Homestead Village                     619,000    741,000
Security Capital Atlantic                   0    250,000
Security Capital Group, Cl. B               0    101,000

--------------------------------------------------------
    Transportation
Trailer Bridge                              0    320,000

[A LOGO APPEARS HERE]

Acorn Fund
    .Major Portfolio Changes in the Third Quarter


                                               Number of Shares
                                               -----------------
                                               6/30/97   9/30/97
Sales
----------------------------------------------------------------
    Information
Activision                                     460,000         0
Analysts International                         360,000   285,000
BCE Mobile Communications                      125,000         0
Broderbund Software                            200,000   100,000
Canal Plus                                      20,000         0
Cognos                                         150,000         0
Concord EFS                                    275,000   225,000
Compuware                                      240,000   200,000
Getronics                                      207,000   167,000
Grupo Radio Centro                             225,000         0
International Family Entertainment             700,000         0
Oak Industries                                 250,000   200,000
Shaw Communications, Cl. B                     500,000         0
Tele-Communications,
 Series A TCI Group                          1,000,000         0
Vanguard Cellular Systems                      465,000   300,000
Village Roadshow                               800,000         0
Village Roadshow Pfd.                          550,000         0

----------------------------------------------------------------
    Health Care
Cofar B                                        170,000         0
Gedeon Richter                                  20,000         0
Paramount Bed                                  110,000    20,000
Trex Medical                                    29,000         0

----------------------------------------------------------------
    Consumer Goods/Services
Body Shop International                      1,200,000         0
Capital                                        899,900         0
Carmike Cinemas                                276,000         0
GC Companies                                   215,000         0
Guilbert                                        24,000    12,000
Hennes & Mauritz, Cl. B                         50,000         0
President Enterprises                          460,000   453,620
 (includes effect of 12 for 10 stock split)
Resorts World                                  800,000         0
Royal Caribbean Cruises                        235,000   140,000
Secom                                           75,000         0
Tigaraksa Satria                             1,700,000         0
Unilever Indonesia                             195,501         0
Wolverine World Wide                           450,000         0


                                               Number of Shares
                                               -----------------
                                               6/30/97   9/30/97

----------------------------------------------------------------
    Finance
ADVANTA, Cl. B                                  93,000         0
Banc One                                     1,151,909   412,000
Formosa Fund                                   115,000         0
JCG Holdings                                 7,318,000         0
Kookmin Bank                                   170,707         0
Korea-Europe Fund                              300,000         0
Liechtenstein Global Trust                      14,000     6,000
PXRE                                           145,000         0
Sinpinyo Fund V                              3,300,000         0
T. Rowe Price                                   64,000         0

----------------------------------------------------------------
    Industrial Goods/Services
Metal Management                               120,000         0
Mine Safety Appliances                          96,000         0
Pameco                                          65,000         0
Pec Israel Economic                            200,000         0
US Can                                         244,000         0

----------------------------------------------------------------
    Energy/Minerals
KCS Energy                                     320,000         0
Seagull Energy                               1,500,000 1,300,000
Siderca                                      3,000,000 2,800,000
 (includes effect of 7.3% stock dividend)
United Meridian                                400,000   275,000
Veritas DGC                                    400,000   300,000

----------------------------------------------------------------
    Real Estate
Homestead Village Warrants                     125,000         0
Tokyu Land                                     720,000         0

[A LOGO APPEARS HERE]

Acorn Fund
    .Statement of Investments (unaudited) September 30, 1997


Number of Shares                             Value (000)
--------------------------------------------------------
                                 Common Stocks and Other
                           Equity-Like Securities: 89.9%
--------------------------------------------------------
Information: 22.9%

            .Broadcasting/CATV: 1.7%
   560,000  C-Tec                               $ 28,000
   311,000  Cablevision Systems                   19,515
   300,000  TCA Cable TV                          11,700
   370,000  Granite Broadcasting                   4,394
--------------------------------------------------------
                                                  63,609
            .Programming for CATV/TV/
             Satellites: 4.7%
 2,400,000  Tele-Communications,
             Liberty Media Group                  71,850
   750,000  HSN                                   30,469
   819,000  Data Transmission Network             24,160
   850,000  United Video Satellite Group          23,588
   420,000  BET Holdings, Cl. A                   22,207
   280,000  Macrovision                            4,340
--------------------------------------------------------
                                                 176,614
            .Mobile Communications: 1.6%
   500,000  Telephone and Data Systems            22,500
   865,000  Mobile Telecommunication
             Technologies                         14,002
   355,000  COMARCO                                7,877
   400,000  Centennial Cellular                    6,850
   300,000  Vanguard Cellular Systems              4,725
   450,000  PriCellular                            4,472
--------------------------------------------------------
                                                  60,426
            .Telecommunications Equipment: 0.7%
   714,000  Aspect Telecommunications             16,690
   393,000  Verilink                               3,635
   115,000  Coherent Communications                3,263
   236,000  Larscom                                2,389
--------------------------------------------------------
                                                  25,977
            .Business Software: 1.6%
   505,000  Systems & Computer Technology         22,757
   200,000  Compuware                             12,100
   650,000  Wonderware                            11,944
   160,000  Sterling Commerce                      5,750
   400,000  Computer Language Research             5,000
--------------------------------------------------------
                                                  57,551

Principal Amount or
Number of Shares                             Value (000)
--------------------------------------------------------
            .Consumer Software: 0.5%
   250,000  Electronic Arts                     $  9,656
 1,100,000  Spectrum HoloByte                      6,806
   100,000  Broderbund Software                    3,400
--------------------------------------------------------
                                                  19,862
            .Computer Services: 1.9%
   350,000  Premiere Technologies                 11,944
   285,000  Analysts International                11,044
   330,000  Keane                                 10,477
   405,000  BDM International                     10,176
   254,000  BRC Holdings                           9,716
   495,000  American Management Systems            9,467
   418,000  CACI International                     8,360
--------------------------------------------------------
                                                  71,184
            .Gaming Equipment: 1.3%
 1,880,000  International Game Technology         42,770
   370,000  Acres Gaming                           4,186
--------------------------------------------------------
                                                  46,956
            .Business Information: 1.5%
 1,015,000  ACNielsen                             24,360
   830,000  American Business Information         22,514
   885,714  GIGA Cv. Pfd.                          3,100
   208,333  Source Informatics Cv. Pfd.            2,360
   100,000  Mecklermedia                           2,319
--------------------------------------------------------
                                                  54,653
            .Contract Manufacturing: 1.8%
 1,090,000  Solectron                             48,505
   360,000  ACT Manufacturing                     11,970
   450,000  Altron                                 7,481
--------------------------------------------------------
                                                  67,956
            .Instrumentation: 2.3%
   865,000  Thermo Instrument Systems             36,438
   613,000  Thermoquest                           12,260
   300,000  IFR Systems                            9,900
   300,000  Itron                                  7,425
$5,000,000  Thermo Optek, 5% Note Due 10/15/00     6,350
   265,000  Thermo Optek                           4,919
   232,500  Metrika Systems                        3,674
   200,000  Thermo Bio Analysis                    3,425
$1,500,000  Thermoquest, 5% Note Due 8/15/00       1,849
    73,684  Onix Systems                             700
--------------------------------------------------------
                                                  86,940

Acorn Fund
   .Statement of Investments (unaudited)
[A LOGO APPEARS HERE]

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                  .Electronics Distribution: 0.9%
    1,090,000     Pioneer-Standard Electronics                         $ 18,734
      300,000     Kent Electronics                                       11,850
      450,000     Richey Electronics                                      4,612
--------------------------------------------------------------------------------
                                                                         35,196
                  .Transaction Processors: 1.0%
      729,000     National Data                                          29,889
      225,000     Concord EFS                                             6,075
--------------------------------------------------------------------------------
                                                                         35,964

                  .Computer Systems: 0.9%
      650,000     Kronos                                                 16,819
      330,000     Micros Systems                                         16,500
--------------------------------------------------------------------------------
                                                                         33,319

                  .Components/Peripherals: 0.5%
      425,000     American Power Conversion                              11,953
      200,000     Oak Industries                                          5,425
--------------------------------------------------------------------------------
                                                                         17,378
                                                                       --------
Information: Total                                                      853,585

--------------------------------------------------------------------------------
Health Care: 8.9%
                  .Biotechnology/Drug Delivery: 0.9%
      260,000     RP Scherer                                             16,104
      450,000     Inhale Therapeutic Systems                             14,119
      800,000     Corvas International                                    4,100
      800,000     Corvas International Warrants                             800
--------------------------------------------------------------------------------
                                                                         35,123

                  .Medical Equipment: 1.9%
    1,162,000     Respironics                                            31,955
    1,179,000     Kinetic Concepts                                       21,959
      300,000     Affymetrix                                             13,800
      275,000     Innovasive Devices                                      2,630
--------------------------------------------------------------------------------
                                                                         70,344

                  .Hospital/Laboratory Supplies: 0.7%
      322,000     Sybron International                                   13,826
      273,000     Hillenbrand Industries                                 12,302
--------------------------------------------------------------------------------
                                                                         26,128


Principal Amount or
Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                  .Services: 5.4%
    1,026,000     HealthCare Compare                                  $  65,536
    1,040,000     Lincare Holdings                                       52,455
      996,000     HBO & Company                                          37,599
    1,000,000     Magellan Health Services                               31,750
      505,000     United Payors and Providers                             8,711
      300,000     Walsh International                                     3,750
--------------------------------------------------------------------------------
                                                                        199,801
                                                                       --------
                  Health Care: Total                                    331,396

--------------------------------------------------------------------------------
Consumer Goods/Services: 7.8%
                  .Retail: 2.3%
    1,960,000     Borders Group                                          53,900
      490,000     Quality Food Centers                                   20,059
      731,000     Host Marriott Services                                 10,874
--------------------------------------------------------------------------------
                                                                         84,833

                  .Recreational Vehicles: 2.0%
    2,200,000     Harley-Davidson                                        64,212
      320,000     Thor Industries                                         9,800
--------------------------------------------------------------------------------
                                                                         74,012
                  .Food: 0.2%
      634,000     Au Bon Pain                                             5,706

                  .Entertainment/Leisure: 2.7%
    1,400,000     Carnival                                               64,750
      300,000     Gaylord Entertainment                                   7,744
      392,000     Hollywood Park                                          7,423
      140,000     Royal Caribbean Cruises                                 6,125
      210,000     Rio Hotel & Casino                                      4,397
      535,000     Monarch Casino & Resort                                 3,678
      185,000     Bally Total Fitness                                     3,191
      124,000     Showboat                                                2,527
   $6,250,000     Grand Palais Casino
                   14% Note Due 2/25/98                                     313
--------------------------------------------------------------------------------
                                                                        100,148

                  .Manufacturers: 0.6%
      600,000     Newell                                                 24,000
                                                                       --------
Consumer Goods/Services: Total                                          288,699

[A LOGO APPEARS HERE]


Number of Shares                          Value (000)
----------------------------------------------------
Finance: 11.5%
                .Banks: 2.1%
       412,000  Banc One                    $ 22,995
       570,000  Texas Regional Bancshares     17,813
       285,000  Union Planters                15,924
       260,000  TCF Financial                 15,194
       156,000  Pinnacle Financial             5,470
----------------------------------------------------
                                              77,396

                .Savings & Loans: 3.3%
     1,267,000  Peoples Bank Bridgeport       40,623
       538,000  Coast Savings                 28,211
       297,000  Washington Mutual             20,716
       671,000  Washington Federal            19,878
       538,000  Commonwealth Bancorp           9,684
       280,000  Imperial Thrift & Loan         5,670
----------------------------------------------------
                                             124,782

                .Insurance: 2.2%
       836,000  Baldwin & Lyons, Cl. B        17,033
       612,000  Acceptance Insurance          16,065
       444,000  Leucadia National             15,262
       247,000  Foremost                      14,573
       351,000  United Fire & Casualty        14,435
       210,000  Highlands Insurance            5,119
----------------------------------------------------
                                              82,487

                .Money Management: 2.8%
       862,000  United Asset Management       24,729
       618,000  SEI Investments               20,394
       620,000  Pioneer Group                 19,840
       865,000  Baker Fentress                18,111
     1,723,000  Phoenix Duff & Phelps         13,353
       231,000  BISYS Group                    7,421
----------------------------------------------------
                                             103,848

                .Other: 1.1%
       935,000  Americredit                   26,647
     1,390,000  World Acceptance               9,209
       340,000  DVI                            5,674
----------------------------------------------------
                                              41,530

                                             -------
Finance: Total                               430,043


Number of Shares                          Value (000)
----------------------------------------------------
Industrial Goods/Services: 9.6%
                .Steel: 2.1%
     1,260,000  Worthington Industries        25,515
       540,000  Gibraltar Steel               13,162
       350,000  Schnitzer Steel               11,769
       405,000  Atchison Casting               8,606
       340,000  Steel Dynamics                 7,990
       295,000  A M Castle                     7,670
       175,000  Intermet                       3,062
----------------------------------------------------
                                              77,774

                .Machinery: 2.6%
       900,000  Thermo Electron               36,000
       800,000  Baldor Electric               24,350
       535,000  Applied Industrial
                 Technologies                 18,424
        98,000  Applied Power                  6,168
       270,000  Valmont Industries             5,754
        75,000  Nordson                        4,397
       189,000  Hein-Werner                    1,441
       500,000  Stevens International, Cl. A   1,125
        34,000  Stevens International, Cl. B     128
----------------------------------------------------
                                              97,787

                .Industrial Suppliers: 0.8%
       625,000  Unifi                         25,586
        72,000  Zoltek                         4,581
----------------------------------------------------
                                              30,167

                .Specialty Chemicals: 0.8%
       775,000  Lilly Industries, Cl. A       16,275
       150,000  H B Fuller                     8,128
       176,000  MA Hanna                       4,675
        12,000  Cambrex                          559
----------------------------------------------------
                                              29,637

[A LOGO APPEARS HERE]
Acorn Fund
    .Statement of Investments (unaudited)

Principal Amount or
Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                     .Services: 3.3%
    1,185,000        World Color Press                                  $ 35,772
      800,000        Expeditors International
                      of Washington                                       33,500
      901,000        Wackenhut, Cl. B                                     18,696
       45,000        Wackenhut, Cl. A                                      1,001
      430,000        Hub Group                                            15,964
      280,000        AirNet Systems                                        6,755
      210,000        HA.LO Industries                                      6,011
      310,000        National Patent Development                           3,739
   $2,900,000        Western Water, 9% Cv.
                      Note Due 9/25/05                                     2,926
--------------------------------------------------------------------------------
                                                                         124,364
                                                                        --------
Industrial Goods/Services: Total                                         359,729

--------------------------------------------------------------------------------
Energy/Minerals: 11.6%
                     .Independent Power: 3.7%
    2,230,000        AES Corporation                                      97,562
        1,852        AES Corporation Warrants                                111
    1,200,000        CalEnergy                                            39,900
--------------------------------------------------------------------------------
                                                                         137,573

                     .Oil/Gas Producers: 2.3%
    1,300,000        Seagull Energy                                       33,150
    1,300,000        Tesoro Petroleum                                     23,481
      275,000        United Meridian                                      10,106
      475,000        Forest Oil                                            8,669
      350,000        Costilla Energy                                       4,987
    1,031,000        Tipperary                                             4,640
--------------------------------------------------------------------------------
                                                                          85,033

                     .Distribution/Marketing/Refining: 1.7%
      820,000        NGC                                                  14,555
      553,000        Atmos Energy                                         13,756
      530,000        Southern Union                                       12,919
      401,000        Equitable Resources                                  12,631
      190,000        KN Energy                                             8,692
--------------------------------------------------------------------------------
                                                                          62,553

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                     .Oil Services: 3.7%
      700,000        EVI                                                $ 44,800
      288,000        Atwood Oceanics                                      32,436
      555,000        J Ray McDermott                                      27,195
      600,000        Pride International                                  20,400
      300,000        Veritas DGC                                          12,769
--------------------------------------------------------------------------------
                                                                         137,600
                     .Mining: 0.2%
      400,000        Zeigler Coal Holding                                  9,350
                                                                        --------
Energy/Minerals: Total                                                   432,109

--------------------------------------------------------------------------------
Other Industries: 3.3%
                     .Real Estate: 3.2%
      829,000        The Rouse Company                                    25,699
      260,000        Equity Residential Properties Trust                  14,186
      233,000        Forest City Enterprises,  Cl. B                      13,339
      185,000        Forest City Enterprises,  Cl. A                      10,637
      741,000        Homestead Village                                    13,153
      400,000        Macerich Company                                     11,550
      350,000        Cornerstone Properties                                6,694
      165,000        Weingarten Realty Investors                           6,590
      250,000        Security Capital Atlantic                             5,594
      101,000        Security Capital Group, Cl. B                         3,472
       17,761        Security Capital Warrants                               142
      190,000        First Washington Realty Trust                         4,679
      120,000        First Washington Realty Trust, Cv. Pfd.               3,570
--------------------------------------------------------------------------------
                                                                         119,305

                     .Transportation: 0.1%
      320,000        Trailer Bridge                                        4,240
                                                                        --------
Other Industries: Total                                                  123,545

--------------------------------------------------------------------------------
Foreign Securities: 14.3%
                     .Canada: 0.7%
    1,200,000        Ranger Oil                                           11,250
      200,000        Shaw Industries, Cl. A                                7,854
      115,000        Veritas Energy Services                               4,932
      200,000        Cogeco Cable                                          1,750
--------------------------------------------------------------------------------
                                                                          25,786

[A LOGO APPEARS HERE]


Number of Shares                                      Value (000)
-----------------------------------------------------------------


           .United Kingdom: 3.0%
1,200,000  Serco Group                                    $16,089
  700,000  Getty Communications, Cl. A                     12,950
3,700,000  Medeva                                          12,492
  400,000  NTL                                             10,550
1,270,000  Amvescap                                         8,504
   81,000  Amvescap ADR                                     5,467
  700,000  Powerscreen International                        8,379
1,100,000  N. Brown Group                                   7,472
1,700,000  Securicor Group, Cl. A                           7,415
  650,000  Comcast UK Cable Partners                        6,662
  330,000  Airtours                                         5,611
  580,000  Oriflame                                         4,497
  600,000  Edinburgh Fund Managers                          4,386
  530,000  Ethical Holdings                                 2,418
-----------------------------------------------------------------
                                                          112,892

           .Germany/Austria: 0.6%
  180,000  Flughafen Wien (Austria)                         7,444
  552,000  United International Holdings (Austria)          6,762
   23,000  Binding-Brauerei                                 6,186
-----------------------------------------------------------------
                                                           20,392

           .Nordic Countries: 1.8%
1,500,000  WM Data Nordic (Sweden)                         25,122
  650,000  Getinge Industrier (Sweden)                     12,215
  254,000  Autoliv (Sweden)                                10,795
  260,000  Esselte, Series A (Sweden)                       7,509
  180,000  Pricer, Cl. B (Sweden)                           5,246
  625,000  SensoNor (Norway)                                4,671
-----------------------------------------------------------------
                                                           65,558

           .Netherlands: 0.7%
  270,000  Hunter Douglas                                  11,563
  160,000  ASR Verzekeringsgrp (formerly known
            as Stad Rotterdam)                              8,083
  167,000  Getronics                                        5,230
-----------------------------------------------------------------
                                                           24,876

           .Switzerland: 0.7%
    9,000  Societe Generale de Surveillance                15,772
    4,500  Cie Fin Richemont                                5,872
    6,000  Liechtenstein Global Trust                       3,264
-----------------------------------------------------------------
                                                           24,908



Number of Shares                                      Value (000)
-----------------------------------------------------------------
           .France: 0.6%
  128,000  Atos (formerly known
            as Axime Ex Segin)                             13,853
   70,000  Cetelem                                          7,977
   12,000  Guilbert                                         1,659
-----------------------------------------------------------------
                                                           23,489

           .Spain/Portugal: 0.2%
  185,000  Vallehermoso                                     5,103
  375,000  Filmes Lusomundo (Portugal)                      3,023
-----------------------------------------------------------------
                                                            8,126

           .Italy/Greece: 1.7%
  400,000  Cellular Communications International           16,600
3,795,000  Banca Fideuram                                  15,834
  234,000  Hellenic Bottling (Greece)                      12,164
1,855,000  Saipem                                          11,179
  500,000  Aeroporti di Roma                                4,856
  170,000  Industrie Natuzzi                                4,027
-----------------------------------------------------------------
                                                           64,660

           .India: 0.2%
  300,000  IS Himalaya Fund                                 3,870
   39,383  Housing Development Finance                      3,553
-----------------------------------------------------------------
                                                            7,423

           .Hong Kong: 0.2%
4,500,000  Varitronix International                         8,606

           .China: 0.0%
  200,000  The Investment Company of China                    994

           .Singapore: 0.5%
7,250,000  Genting International                           18,052

           .Taiwan: 0.2%
  453,620  President Enterprises                            6,974

           .Japan: 1.2%
      266  NTT Data                                        12,052
  110,000  Nintendo                                        10,296
  174,000  Noritsu Koki                                     7,134
   16,000  Shohkoh Fund                                     4,466
   33,000  Nichiei                                          3,143
  130,000  Heiwa                                            2,487
   90,000  Sankyo                                           1,864
  520,000  Orient                                           1,146
   20,000  Paramount Bed                                      800
-----------------------------------------------------------------
                                                           43,388

[A LOGO APPEARS HERE]

Acorn Fund
    .Statement of Investments (unaudited)

Number of Shares                                   Value (000)
--------------------------------------------------------------
                  .Australia/New Zealand: 0.4%
  1,700,000       Sky City (New Zealand)            $    7,302
    210,000       PetSec Energy ADR                      5,407
    600,000       PetSec Energy                          3,129
--------------------------------------------------------------
                                                        15,838

                  .Mexico: 0.6%
  3,000,000       Kimberly Clark de Mexico              15,683
  6,000,000       Nadro, Series L                        6,528
--------------------------------------------------------------
                                                        22,211

                  .Brazil: 0.3%
 10,000,000       Itau Banco PN                          6,462
115,000,000       Cemig                                  6,424
--------------------------------------------------------------
                                                        12,886

Number of Shares                                   Value (000)
--------------------------------------------------------------
                  .Other Latin America: 0.7%
  2,800,000       Siderca (Argentina)                    8,374
    165,000       Banco Latinoamericano
                   de Export (Panama)                    7,384
    160,000       IRSA (Argentina)                       7,080
    600,000       Perez Companc (Argentina)              4,837
--------------------------------------------------------------
                                                        27,675
                                                    ----------
Foreign: Total                                         534,734

     55,200       Miscellaneous Securities: 0.0%           189

Total Common Stocks and Other                       ----------
 Equity-Like Securities: 89.9%                       3,354,029

                                                    ----------
Short-Term Obligations: 10.4%                          388,794

                                                    ----------
Total Investments: 100.3%                            3,742,823

                                                    ----------
Cash and Other Assets Less Liabilities: (0.3%)         (10,895)

                                                    ----------
Total Net Assets: 100%                              $3,731,928
--------------------------------------------------------------

[LOGO APPEARS HERE]

Acorn Fund
    .Foreign Portfolio Diversification

At September 30, 1997, the Fund's foreign portfolio of investments as a percent of net assets was diversified as follows:

                                Value (000)  Percent
-----------------------------------------------------
 .Information
Computer Systems                  $ 51,010       1.4%
Software/Services                   37,099       1.0
Broadcasting/CATV                   25,724       0.7
Mobile Communications               24,015       0.6
-----------------------------------------------------
                                   137,848       3.7

 .Health Care
Biotechnology/Drug Delivery         24,461       0.7
Equipment                           12,215       0.3
Hospital/Laboratory Supplies           800       0.0
-----------------------------------------------------
                                    37,476       1.0

 .Consumer Goods/Services
Manufacturers                       58,130       1.5
Entertainment/Leisure               33,452       0.9
Food                                25,324       0.7
Retail                              13,628       0.4
-----------------------------------------------------
                                   130,534       3.5

                                Value (000)  Percent
-----------------------------------------------------
 .Finance
Money Management                  $ 39,055       1.0%
Banks                               21,576       0.6
Insurance                            8,083       0.2
Other                               31,908       0.9
-----------------------------------------------------
                                   100,622       2.7

 .Industrial Goods/Services
Services                            44,882       1.2
Machinery Processing                13,050       0.3
-----------------------------------------------------
                                    57,932       1.5

 .Energy/Minerals
Oil/Gas Producers                   24,718       0.7
Oil Services                        19,553       0.5
Independent Power                    6,424       0.2
-----------------------------------------------------
                                    50,695       1.4

 .Real Estate                        12,183       0.3

 .Transportation                      7,444       0.2
                                  -------------------
Total Foreign Portfolio           $534,734      14.3%
=====================================================

                                       21

Acorn International
    .Major Portfolio Changes in the Third Quarter

                                            Number of Shares
                                           -------------------
                                           6/30/97    9/30/97
Additions

    Europe
 .Germany/Austria
Rhoen Klinikum                             100,000     122,500
Schaltbau                                        0      40,000

 .Denmark
Kompan International                        31,000      44,000

 .Sweden
Atle                                       400,000     525,000
Autoliv                                    320,000     350,000

 .France
Assystem                                    30,000      50,000

 .United Kingdom
Euro Money Publications                          0     110,000
Medeva                                   3,170,000   3,600,000
Serco Group                              1,800,000   2,000,000
Shanks & McEwan                            125,000   2,000,000

 .Switzerland
Cie Fin Richemont                            6,000       9,000
Phoenix Mecano                              25,000      28,000
Publicitas Holding                          30,000      45,000
Selecta Group                               40,000      60,000
Societe Generale de Surveillance             6,550       9,000

 .Italy
Aeroporti di Roma                                0     500,000
Autogrill (includes effect of merger)            0   2,750,000
Banco Pop Commercia
  e Industria                              400,000     500,000
Cellular Communications
International                               80,000     160,000
Dalmine                                          0  20,000,000
Saes Getters                               125,000     300,000

 .Spain
Mapfre Vida                                100,000     140,000

 .Netherlands
ASR Verzekeringsgrp (formerly
  known as Stad Rotterdam)                  75,000     160,000

 .Hungary
Gedeon Richter                              20,000      40,000



                                          Principal Amount or
                                            Number of Shares
                                        ------------------------
                                            6/30/97      9/30/97
   Asia
 .Hong Kong
TVB                                       2,300,000    3,500,000
Varitronix International                  7,500,000    8,500,000

 .Japan
Aderans                                     330,000      440,000
Aeon Credit Service                               0      140,000
Keyence                                           0       35,000
Long Term Credit Bank                             0    1,500,000
Nihon Unisys                                      0      350,000
Shinki                                      240,000      290,000
Shohkoh Fund                                 35,000       39,000
Softbank Corporation                         95,000      120,000

 .Indonesia
Medco Energi                                220,000    2,000,000

 .Philippines
Int'l Container Terminal Services        27,000,000   50,000,000
  (includes effect of 50% stock bonus)
Int'l Container Terminal Services
  Cv. 1.75% 3/31/04                     $ 3,000,000  $ 5,000,000
Ionics Circuits                                   0   12,000,000

 .Singapore
Genting International                     6,124,600    8,300,000
Venture Manufacturing                     3,500,000    3,800,000

 .Thailand
BEC World Public                            450,000      815,000
----------------------------------------------------------------
    Latin America

 .Mexico
Corp Interamericana
  de Entretenimiento                        100,000      600,000
Tubos de Acero de Mexico                    400,000      460,000

 .Brazil
Bompreco                                    100,000      150,000

 .Argentina
Perez Companc                             1,000,000    1,400,000

 .Peru
Enrique Ferreyros                         4,200,000    6,000,000
  (includes effect of 18% stock bonus)
----------------------------------------------------------------
    Other Countries
 .Australia
Anaconda Nickel                           2,500,000    3,200,000

 .Canada
Bracknell                                 1,100,000    1,600,000


                                        Number of Shares
                                       ------------------
                                       6/30/97    9/30/97
Sales
---------------------------------------------------------
    Europe
 .Germany/Austria
Binding-Brauerei                        15,000          0
Fresenius                               60,000     50,000
KTM-Motorradholding                     29,000          0

 .Denmark
Falck                                  125,000     70,000

 .Finland
Benefon                                200,000     25,000

 .Sweden
Hennes & Mauritz, Cl. B                440,000          0
Hexagon                                175,000          0
Micronic Laser Systems                 225,000          0
Oresa Ventures                          96,000          0
Pricer, Cl. B                          350,000    180,000
WM Data Nordic                       3,000,000  2,700,000

 .France
Canal Plus                              27,000          0
Guilbert                                30,000     15,000
Technip                                 50,000          0

 .United Kingdom
Body Shop International              1,800,000          0
Capita Group                         3,000,000  2,750,000
Capital                              2,200,000          0
Peek                                 4,000,000          0
Premier Oil                         12,000,000  6,000,000
Securicor Group, Cl. A               1,700,000          0
Spirax Sarco                           100,000          0

 .Switzerland
Liechtenstein Global Trust              13,000      5,000
Suedelektra Holding                      8,000          0

 .Italy/Greece
Banca Di Legnano                     1,100,000          0
Banca Fideuram                       7,100,000  6,730,000
Ergo Bank                                  228          0
Fila Holdings                          100,000          0
Pininfarina                             30,000          0
Unipol                               1,000,000          0

 .Spain/Portugal
Cortefiel                              160,000    110,000
Investec                                24,800          0
Zardoya Otis                            16,000          0

                                        Number of Shares
                                       ------------------
                                       6/30/97    9/30/97
 .Netherlands
Getronics                              700,000    560,000

 .Hungary
Cofinec                                145,000          0

 .Poland
Amica Wronki                           210,000          0
---------------------------------------------------------
    Asia
 .Hong Kong
Innovative International
 Holdings                           12,000,000          0
JCG Holdings                        11,000,000          0
Pacific Ports                        2,000,000          0
Regent Pacific                       8,910,000          0

 .India/Pakistan
Mirc Electronics                           500          0
Pakistan State Oil                      59,035          0

 .Japan
Belluna                                249,700          0
HIS                                    115,000          0
Mars Engineering                       142,000          0
Nanto Bank                             415,000    135,000
Nidec                                  120,000          0
Orix Corporation                       140,000    100,000
Paramount Bed                          110,000     20,000
Secom                                  163,000          0
Shochiku                               165,000          0
Tokyu Land                           1,330,000          0
Xebio                                  135,000          0

 .Korea
Dongbu Fire & Marine Insurance         233,330          0
Kookmin Bank                           319,387          0
S1 Corporation                          26,265          0

 .Taiwan
Baring Taiwan Fund                     150,000          0
Formosa Fund                            80,000          0
Formosa Growth Fund                    230,000          0
President Enterprises                  480,000    473,380
 (includes effect of 20% stock
  dividend)
Taipei Fund                             70,000          0

Acorn International
    .Major Portfolio Changes in the Third Quarter


                                    Number of Shares
                                   -------------------
                                   6/30/97     9/30/97
 .Malaysia
AMFB                             3,230,000           0
Malaysian Assurance Alliance     1,210,000           0

 .Indonesia
Tigaraksa Satria                 2,900,900           0
Unilever Indonesia                 230,000           0

 .Philippines
Mondragon International         14,100,000           0

 .Thailand
Shinawatra Satellite             4,470,100     500,000
Sinpinyo Fund V                  2,600,000           0

------------------------------------------------------
    Latin America
 .Mexico
Bufete Industrial                  450,000     200,000
Cofar                              107,000           0
Grupo Accion                     2,100,000           0
Grupo Radio Centro                 263,000           0
Kimberly Clark de Mexico         3,600,000   3,200,000

 .Brazil
Brazilian Smaller Companies
  Warrants                       1,000,000           0
Banco Itau Pfd.                 20,000,000  18,000,000
White Martins                    2,250,000     310,000

 .Argentina
Cresud                           1,400,000           0
Siderca                          4,000,000   3,600,000
  (includes effect of 7.3%
   stock dividend)

------------------------------------------------------
    Other Countries

                                    Number of Shares
                                   -------------------
                                   6/30/97     9/30/97
 .Australia/New Zealand
Hudson Conway                      420,000     240,000
PDL Holdings                       600,000           0
Skilled Engineering              1,800,000     175,000
Village Roadshow Pfd., Cl. A     3,000,000           0

 .Canada
Fundy Cable                        250,000           0
Pan East Petroleum               1,700,000           0
Shaw Communications                600,000           0
Shermag                            300,000           0
Veritas Energy Services            395,000           0

 .Israel
Pec Israel Economic                200,000           0

[I LOGO APPEARS HERE]

Acorn International
    .Statement of Investments (unaudited) September 30, 1997



Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------

                                                         Common Stocks and Other
                                                   Equity-Like Securities: 88.9%
--------------------------------------------------------------------------------
Europe: 51.2%
                    .Germany/Austria: 4.8%
   170,000          Rhoen Klinikum Pfd.                               $  18,192
   122,500          Rhoen Klinikum                                       13,664
                    Hospital Management
   330,000          Pfleiderer                                            9,230
                    Construction Materials
    50,000          Fresenius                                             8,436
                    Dialysis Equipment & Solutions
   290,000          IVG Holdings                                          8,243
                    Real Estate & Logistics
   190,000          Flughafen Wien                                        7,858
                    Vienna Airport Authority (Austria)
   473,000          United International Holdings                         5,794
                    Cable Television for Austria &
                    Other Countries (Austria)
    40,000          Schaltbau                                             5,549
                    Railcar Components
    21,000          Cewe Color Holding                                    5,113
                    Photographic Developing & Printing
    90,000          Boewe Systec                                          2,956
                    Envelope Stuffing Machines
   200,000          Berzelius Umwelt - Service                            2,888
                    Industrial Waste Recycling
   229,860          Scala Business Solutions (formerly
                     known as Scala International)                        2,071
    95,775          Scala Business Solutions
                     Warrants 3/31/99                                       235
    95,775          Scala Business Solutions
                     Warrants 3/31/01                                       196
                    Financial Accounting Software (Austria)
--------------------------------------------------------------------------------
                                                                         90,425

                    .Denmark: 0.5%
    44,000          Kompan International                                  5,398
                    Playground Equipment
    70,000          Falck                                                 3,279
                    Ambulance, Firefighting & Security Services
--------------------------------------------------------------------------------
                                                                          8,677


Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                    .Finland: 4.6%
   500,000          TT Tieto, Cl. B                                      56,276
                    Computer Services/Consulting
    80,000          Fiskars, Series A                                     8,399
                    Scissors & Gardening Tools
   100,000          Vaisala, Cl. A                                        7,567
                    Meteorological Instruments
   550,000          Talentum                                              6,555
                    Trade Journals
   100,000          Sentra, Cl. A                                         6,432
                    Grocery Wholesaling & Retailing
    25,000          Benefon                                                 364
                    Mobile Telephones
--------------------------------------------------------------------------------
                                                                         85,593

                    .Norway: 0.4%
   855,000          SensoNor                                              6,391
                    Electronic Sensors for Airbags
   500,000          Atex Media Solutions                                  1,410
                    Print Media Software
--------------------------------------------------------------------------------
                                                                          7,801

                    .Sweden: 5.9%
 2,700,000          WM Data Nordic                                       45,220
                    Computer Services/Consulting
 1,005,000          Getinge Industrier                                   18,886
                    Sterilization & Disinfection Equipment
   350,000          Autoliv                                              14,875
                    Seatbelts & Airbags
   315,000          Esselte, Series A                                     9,097
                    Office Supplies & Related Equipment
   665,000          Bure Investment                                       8,638
                    Health Care Services & Investments
   525,000          Atle                                                  7,927
                    Investment Company
   180,000          Pricer, Cl. B                                         5,246
                    Electronic Shelf Labels for Supermarkets
--------------------------------------------------------------------------------
                                                                        109,889

Acorn International
    .Statement of Investments (unaudited)



Number of Shares                                      Value (000)
-----------------------------------------------------------------
             .France: 3.7%
   200,000   Atos (formerly known as
             Axime Ex Segin)                               21,645
             Computer Services
    94,000   Cetelem                                       10,712
             Consumer Financing
    62,000   NRJ                                            8,413
             Radio Network
    60,000   Fininfo                                        7,323
             Data Feeds for French Banks & Brokers
    85,000   Spir Communications                            6,048
             Regional Newspapers
    55,000   Virbac                                         4,895
             Drugs for Animals
    50,000   Groupe Partouche                               3,178
             Casinos
   350,000   Groupe AB                                      2,931
             Television Programming
    50,000   Assystem                                       2,461
             Consultants on Nuclear Power Plants
    15,000   Guilbert                                       2,073
             Office Supplies Distribution
-----------------------------------------------------------------
                                                           69,679
             .United Kingdom: 12.1%
 2,000,000   Serco Group                                   26,816
             Facilities Management
 1,600,000   Powerscreen International                     19,152
             Mobile Crushing & Screening Equipment
 1,950,000   Oriflame International                        15,120
             Natural Cosmetics Sold Door-to-Door
 2,750,000   Capita Group                                  12,638
             Outsourcing Government Services
   467,000   NTL                                           12,317
             Cable TV & Telephone System
 3,600,000   Medeva                                        12,154
             Drugs for Hyperactive Children
 1,450,000   Seton Healthcare Group                        10,716
             Pharmaceuticals
   800,000   Vosper Thornycroft Holdings                   10,545
             Naval Shipbuilding


Number of Shares                                      Value (000)
-----------------------------------------------------------------
 4,500,000   City Centre Restaurants                       10,250
             Fast Food Restaurants
 1,500,000   N. Brown Group                                10,189
             Mail Order Clothing in Large Sizes
 4,000,000   St. James Place                                9,272
             Life Insurance
 1,700,000   Rotork                                         8,582
             Valve Actuators for Oil & Water Pipelines
13,000,000   Electronics Boutique                           7,980
             Videogame/Computer Software Stores
   800,000   Expro International Group                      6,979
             Oil Field Services
   950,000   Edinburgh Fund Managers                        6,944
             Investment Management
 2,950,000   HALMA                                          6,433
             Fire Detection Devices & Burglar Alarms
 1,300,000   Dorling Kindersley                             5,985
             Reference Books & CD-ROMs
   500,000   Comcast UK Cable Partners                      5,125
             Cable TV & Telephone System
 2,000,000   Shanks & McEwan                                5,008
             Landfills & Waste Incinerators
 6,000,000   Premier Oil                                    4,967
             Oil & Gas Producer
 1,200,000   Ivory & Sime                                   4,003
             Investment Management
 2,000,000   Aberdeen Trust                                 3,360
             Money Management
   670,000   Ethical Holdings                               3,057
             Drug Delivery
   110,000   Euro Money Publications                        2,994
             Press Printing
   600,000   Hozelock Group                                 2,903
             Garden Hoses
   400,000   Eurotherm                                      2,633
             Instruments & Measuring Devices
   250,000   Gentia Software                                1,000
             Computer Software
   230,000   Tunstall                                         279
             "I've fallen and I can't get up" Monitors
-----------------------------------------------------------------
                                                          227,401


Number of Shares                                                   Value (000)
------------------------------------------------------------------------------
             >Switzerland: 4.5%
     9,000   Societe Generale de Surveillance                         $ 15,772
             Inspection/Testing of Trade Goods
    28,000   Phoenix Mecano                                             15,192
             Electrical Components Manufacturer
     9,000   Cie Fin Richemont                                          11,743
             Luxury Goods & Tobacco
    45,000   Publicitas Holding                                         10,566
             Print Advertising Broker
    60,000   Selecta Group                                               8,717
             Vending Machines
    18,000   Societe Generale d'Affichage                                7,120
             Billboard Advertising
    12,000   Hero                                                        6,652
             Packaged Foods
    10,000   Prodega                                                     4,992
             Cash-and-Carry Retailer
     5,000   Liechtenstein Global Trust                                  2,720
             Banking & Investment Management
------------------------------------------------------------------------------
                                                                        83,474

             >Italy/Greece: 8.0%
 6,730,000   Banca Fideuram                                             28,079
             Life Insurance & Mutual Funds
 2,500,000   Saipem SPA                                                 15,066
             Pipeline Construction & Drilling Contractor
   250,000   Hellenic Bottling                                          12,996
             Coca-Cola Bottler (Greece)
   600,000   Gewiss                                                     11,595
             Electrical Plugs & Switches
 2,750,000   Autogrill                                                  11,466
             Tollway Restaurants
   650,000   Mediolanum                                                 10,546
             Life Insurance & Mutual Funds
   700,000   Banca Popolare Di Bergamo                                  10,344
             Regional Bank
 2,000,000   Editoriale L'Espresso                                       8,182
             Newspapers & Magazines
   500,000   Banco Pop Commercia e Industria                             7,128
             Regional Bank
   160,000   Cellular Communications International                       6,640
             Mobile Communications
   480,000   Attica Enterprises                                          6,023
             Ferry Line (Greece)
   300,000   Saes Getters                                                5,667
             Getters used in TVs/PCs



Number of Shares                                                   Value (000)
------------------------------------------------------------------------------
20,000,000   Dalmine                                                     5,157
             Seamless Steel Pipes
   500,000   Aeroporti di Roma                                           4,856
             Airport Management
   200,000   Industrie Natuzzi                                           4,738
             Leather Couches
   175,000   Danieli                                                     1,398
             Steel-making Machinery
------------------------------------------------------------------------------
                                                                       149,881

             >Spain/Portugal: 1.4%
   140,000   Mapfre Vida                                                 8,541
             Life Insurance & Mutual Funds
   200,000   Vallehermoso                                                5,517
             Residential Property Developer & Landlord
   110,000   Cortefiel                                                   4,668
             Apparel Retailer
   214,000   Estoril Sol                                                 3,551
             Casino Resort (Portugal)
   200,000   Lusotur                                                     2,780
             Real Estate/Resort Developer (Portugal)
   150,000   Filmes Lusomundo                                            1,209
             Newspapers, Radio, Video, Film Distribution (Portugal)
   350,000   Televisao Independente                                        642
             Television Station (Portugal)
------------------------------------------------------------------------------
                                                                        26,908

             >Netherlands: 4.8%
   630,000   Kempen                                                     24,986
             Stock Brokerage/Investment Management
   560,000   Getronics                                                  17,537
             Computer Services
   270,000   Hunter Douglas                                             11,563
             Decorative Window Coverings
   310,000   Fugro McClelland                                           10,830
             Engineering, Consulting & Surveying
   160,000   ASR Verzekeringsgrp (formerly known as Stad Rotterdam)      8,083
             Insurance
   300,000   Telegraaf Holdings                                          6,334
             Newspaper Publisher
   310,000   Wegener Arcade NV                                           6,233
             Newspaper Publisher
   320,000   DOC Data                                                    5,228
             Audio CD & CD-Rom Replication
------------------------------------------------------------------------------
                                                                        90,794

[I]

Acorn International
    .Statement of Investments (unaudited)

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                 .Hungary: 0.2%
       40,000    Gedeon Richter                                         $  4,244
                 Generic Drugs

                 .Poland: 0.3%
    2,500,000    Bank Inicjatyw Gospodarczych                              3,217
                 Warsaw Bank
      200,000    Best Company, Series D                                    1,416
                 Electronics Retailer
      200,000    Bank Komunalny                                              971
                 Gdansk-Area Bank
--------------------------------------------------------------------------------
                                                                           5,604
                                                                        --------
Europe: Total                                                            960,370

--------------------------------------------------------------------------------
Asia: 20.9%
                 .Hong Kong: 3.2%
    8,500,000    Varitronix International                                 16,255
                 LCD Manufacturer
   13,810,000    Li and Fung                                              16,149
                 Sourcing of Consumer Goods
    3,500,000    TVB                                                      12,392
                 Television Broadcasting
   21,000,000    China HK Photo Products                                   6,920
                 Fuji Film Distributor
    8,500,000    Vanda Systems                                             4,970
                 Systems Integrator
   20,000,000    Golden Harvest Entertainment                              3,308
                 Movie Distribution & Exhibition
--------------------------------------------------------------------------------
                                                                          59,994
                 .India/Pakistan: 0.9%
       82,692    Housing Development Finance                               7,460
                 Mortgage Lender
      300,000    IS Himalaya Fund                                          3,870
                 Closed-End Fund
    1,047,200    Zee Telefilms                                             3,170
                 Hindi Television Programming & Broadcasting
      349,450    Max India                                                 1,560
       50,000    Max India New Shares                                        223
                 Penicillin & Mobile Phones
      810,000    Tube Investment GDR                                         810
                 Bicycle Manufacturer
    2,000,000    Centurion Quantum Growth                                    307
                 Closed-End Fund
--------------------------------------------------------------------------------
                                                                          17,400

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                  .Japan: 10.7%
          350     NTT Data                                              $ 15,858
                  Computer Services/Consulting
      440,000     Aderans                                                 11,735
                  Hairpieces & Wigs
      350,000     Meitec                                                  11,219
                  Engineering Outsourcing
      270,000     Noritsu Koki                                            11,070
                  Photo Processing Lab Manufacturer
       39,000     Shohkoh Fund                                            10,886
                  Short-Term Loans for Small Business
      112,600     Nichiei                                                 10,726
                  Short-Term Loans for Small Business
      110,000     Nintendo                                                10,296
                  Video Games
      300,000     Amway Japan                                              8,598
                  Direct Consumer Goods Sales
      140,000     Aeon Credit Service                                      8,465
                  Credit Cards
      300,000     Hokuto                                                   8,200
                  Mushroom Grower
      100,000     Orix Corporation                                         7,604
                  Leasing Company
      235,000     Konami                                                   7,202
                  Entertainment Software/Hardware
      216,840     Fuji Software ABC                                        7,148
                  Computer Services/Consulting
    1,500,000     Long Term Credit Bank                                    6,548
                  Bank
      290,000     Shinki                                                   5,885
                  Corporate & Consumer Lending
       80,000     Ryohin Keikaku                                           5,188
                  Designer & Retailer of Muji Brand
                  Specialty Consumer Goods
      120,000     Softbank Corporation                                     4,900
                  Publisher/Software Distributor
       35,000     Keyence                                                  4,899
                  Detection Devices
      255,000     Heiwa                                                    4,879
                  Pachinko Machine Manufacturer
      165,000     Lasertec                                                 4,852
                  Manufacturer of LCD &
                  Photomask Defect Detectors
      170,000     People                                                   4,534
                  Sports Clubs
      900,000     Chuo Trust & Banking                                     4,324
                  Bank



Number of Shares                                          Value (000)
---------------------------------------------------------------------
  195,000     Sankyo                                         $  4,038
              Pachinko Machine Manufacturer
  275,000     Mirai Industry                                    3,963
              Manufacturer of Plastic Housing Components
1,760,000     Orient Corporation                                3,878
              Credit Cards
  210,000     Arrk Corporation                                  3,496
              Industrial Modeling
  160,000     NuSkin Asia Pacific                               3,090
              Direct Consumer Goods Sales
  350,000     Nihon Unisys                                      2,319
              Data Communications
  213,500     Central Uni                                       1,547
              Health Care/Medical Equipment
   55,000     Tiemco                                              920
              Fishing Equipment
   20,000     Paramount Bed                                       800
              Hospital Bed Manufacturer
  135,000     Nanto Bank                                          694
              Bank
   65,020     Nihon Jumbo                                         641
              Photo Processing Lab
---------------------------------------------------------------------
                                                              200,402
              .Taiwan: 0.4%
  473,380     President Enterprises                             7,278
              Food Manufacturer & Distributor

              .Malaysia: 0.4%
2,000,000     Malaysian Oxygen                                  7,404
              Industrial Gases

              .Indonesia: 0.9%
11,400,000    Bank Niaga                                        5,578
              Banking
 3,200,000    Modern Photo Film                                 4,159
              Fuji Film Distributor
 2,000,000    Medco Energi                                      2,599
              Oil & Gas Drilling & Production
 3,000,000    Mustika Ratu                                      2,500
              Traditional Cosmetics
 2,700,000    Tunas Ridean                                      1,858
              Auto Retailing
---------------------------------------------------------------------
                                                               16,694


Principal Amount or
Number of Shares                                          Value (000)
---------------------------------------------------------------------
              .Philippines: 1.3%
50,000,000    Int'l Container Terminal Services              $ 10,335
$5,000,000    Int'l Container Terminal Services
              Cv. 1.75% 3/13/04                                 4,450
              Container Handling Terminals &
              Port Management
12,000,000    Ionics Circuits                                   8,035
              Computers
 3,500,000    Philippine Savings Bank                           1,707
              Banking
---------------------------------------------------------------------
                                                               24,527
              .Singapore: 2.4%
 8,300,000    Genting International                            20,667
              Cruise Line
 3,800,000    Venture Manufacturing                            16,144
 2,500,000    Venture Manufacturing
              Warrants 7/26/99                                  8,464
              Contract Electronics Manufacturer
---------------------------------------------------------------------
                                                               45,275
              .Thailand: 0.7%
 815,000      BEC World Public                                  5,658
              Television/Radio Broadcasting
 320,000      Bangkok Insurance                                 4,478
              Finance/Insurance
 200,000      Serm Suk                                          2,796
              Pepsi Bottler
 500,000      Shinawatra Satellite                                258
              Satellite Leasing
---------------------------------------------------------------------
                                                               13,190
                                                             --------
Asia: Total                                                   392,164

[I]

Acorn International
    .Statement of Investments (unaudited)


Number of Shares                                    Value (000)
---------------------------------------------------------------
Latin America: 9.6%

              .Mexico: 3.1%
   3,200,000  Kimberly Clark de Mexico                 $ 16,728
              Paper Products
   1,500,000  Grupo Industrial Bimbo                     13,696
              Bread, Baked Goods & Snacks
     460,000  Tubos de Acero de Mexico                   10,666
              Seamless Pipe for Oil Wells
   9,000,000  Nadro, Series L                             9,792
              Pharmaceutical Distributor
     200,000  Bufete Industrial                           3,775
              Engineering & Construction
     600,000  Corp Interamericana
              de Entretenimiento                          3,627
              Management of Live Entertainment
---------------------------------------------------------------
                                                         58,284
              .Brazil: 2.1%
  18,000,000  Banco Itau Pfd.                            11,632
              Bank
 165,000,000  Cemig Pfd.                                  9,217
              Electric Utility
     350,000  Elevadores Atlas                            5,559
              Elevator Services
  30,000,000  Telemig                                     4,655
  30,000,000  Telemig Pfd.                                4,422
              Telecommunications
     150,000  Bompreco                                    3,863
              Supermarket Chain
     310,000  White Martins                                 722
              Industrial Gases
---------------------------------------------------------------
                                                         40,070
              .Argentina: 1.9%
     320,000  IRSA                                       14,160
              Real Estate Management & Development
   1,400,000  Perez Companc                              11,286
              Oil & Gas Producer
   3,600,000  Siderca                                    10,766
              Steel Pipe Producer
---------------------------------------------------------------


Number of Shares                                    Value (000)
---------------------------------------------------------------
                                                         36,212
              .Chile: 1.3%
     150,000  Genesis Chile Fund                          7,425
              Closed-End Fund
     260,000  Banco BHIF                                  5,298
              Financial Services
     220,000  Santa Isabel                                5,129
              Supermarket Chain
     120,000  Embotelladora Andina, Series A              3,090
     120,000  Embotelladora Andina, Series B              2,910
              Coca-Cola Bottler
---------------------------------------------------------------
                                                         23,852
              .Peru: 0.4%
   6,000,000  Enrique Ferreyros                           6,561
              Heavy Machinery Dealer
              .Panama: 0.8%
     185,000  Banco Latinoamericano
              de Exportaciones                            8,279
              Trade Financing (Panama)
     161,000  Carnival                                    7,446
              Cruise Ship Line (Panama)
---------------------------------------------------------------
                                                         15,725
                                                       --------
Latin America: Total                                    180,704
---------------------------------------------------------------
              Other Countries: 7.2%
              .Australia/New Zealand: 3.2%
   2,200,000  Publishing & Broadcasting                  14,498
              Media & TV Broadcasting
   4,500,000  Tyndall Australia                           8,636
              Money Management & Insurance
   3,200,000  Anaconda Nickel                             8,343
              Nickel Mining
   1,750,000  Sky City                                    7,516
              Casino & Hotel (New Zealand)
   1,400,000  PetSec Energy                               7,300
              Oil & Gas Producer
   5,200,000  Sonic Healthcare                            6,854
              Pathology Labs
   1,000,000  Siddons Ramset                              5,866
              Manufacturer & Distributor of
              Construction Materials
     240,000  Hudson Conway                               1,642
              Casino Managers
     175,000  Skilled Engineering                           264
              Temporary Skilled Labor
---------------------------------------------------------------
                                                         60,919

[I]


Number of Shares                                          Value (000)
---------------------------------------------------------------------
           .Canada: 2.8%
  520,000  Shaw Industries                                 $   20,419
           Oil Field Services
  250,000  Cinar Films                                          9,531
           Children's Television Programming
1,000,000  Ranger Oil                                           9,375
           Oil & Gas Producer
1,600,000  Bracknell                                            5,612
           Speciality Contractor
  500,000  Cogeco                                               3,580
           Cable TV
  300,000  Cogeco Cable                                         2,625
           Cable TV
  900,000  Pangea Goldfields                                    2,083
           Gold Mining Exploration
---------------------------------------------------------------------
                                                               53,225
           .Israel: 0.4%
  325,000  Blue Square Israel                                   4,225
           Supermarkets & Department Stores
  310,000  ZAG Industries                                       3,720
           Plastic Hardwares
---------------------------------------------------------------------


Number of Shares                                          Value (000)
---------------------------------------------------------------------
                                                                7,945
           .South Africa: 0.3%
  780,000  Energy Africa                                        4,517
           Oil & Gas Producer
           .United States: 0.5%
  203,000  AES Corporation                                      8,881
           Worldwide Electric Generating Plants
                                                           ----------
Other Countries: Total                                        135,487

    3,444  Miscellaneous Securities: 0.0%                          14

Total Common Stocks and Other                              ----------
 Equity-Like Securities: 88.9%                              1,668,739

                                                           ----------
Short-Term Obligations: 9.8%                                  183,773

                                                           ----------
Total Investments: 98.7%                                    1,852,512

                                                           ----------
Cash and Other Assets Less Liabilities: 1.3%                   23,809

                                                           ----------
Total Net Assets: 100%                                     $1,876,321
---------------------------------------------------------------------

[I]

Acorn International
    .Portfolio Diversification

At September 30, 1997, the Fund's portfolio of investments as a percent of net assets was diversified as follows:


                                       Value (000)    Percent
-------------------------------------------------------------
 .Information
Software/Services                         $150,186       8.0%
Computer Systems                            99,288       5.3
Broadcasting/CATV                           91,576       4.9
Consumer Electronics                        38,091       2.0
Distribution                                32,782       1.7
Mobile Communications                       18,122       1.0
Instrumentation                             15,867       0.9
-------------------------------------------------------------
                                           445,912      23.8
 .Health Care
Biotechnology/Drug Delivery                 46,067       2.5
Services                                    40,494       2.1
Equipment                                   20,433       1.1
Hospital/Laboratory Supplies                16,090       0.9
-------------------------------------------------------------
                                           123,084       6.6
 .Consumer Goods/Services
Retail                                     126,619       6.8
Manufacturers                              114,365       6.1
Food                                        79,334       4.2
Entertainment/Leisure                       65,807       3.5
Recreational Vehicles                          810       0.0
-------------------------------------------------------------
                                           386,935      20.6
 .Finance
Money Management                           116,501       6.2
Banks                                       74,028       4.0
Credit Cards                                23,055       1.2
Insurance                                   21,102       1.1
Other                                       66,432       3.5
-------------------------------------------------------------
                                           301,118      16.0


                                       Value (000)    Percent
-------------------------------------------------------------

 .Industrial Goods/Services
Services                                   148,182       7.9%
Machinery Processing                        68,997       3.7
Steel                                       26,368       1.4
Forest Products/Construction                 9,230       0.5
-------------------------------------------------------------
                                           252,777      13.5
 .Energy/Minerals
Oil/Gas Producers                           47,448       2.5
Oil Services                                32,811       1.7
Independent Power                           18,098       1.0
Mining                                      10,426       0.6
-------------------------------------------------------------
                                           108,783       5.8

 .Real Estate                                30,700       1.6

 .Transportation                             19,430       1.0

Total Common Stocks and
 Other Equity-Like Securities            1,668,739      88.9

Short-Term Obligations                     183,773       9.8
                                        ---------------------
Total Investments                        1,852,512      98.7

Cash and Other Assets
 less Liabilities                           23,809       1.3
                                        ---------------------
Net Assets                              $1,876,321     100.0%
-------------------------------------------------------------

The Acorn
------------------------
         Family of Funds

 .Trustees

Irving B. Harris
Chairman

James H. Lorie
Vice Chairman

Leo A. Guthart

Jerome Kahn, Jr.

David C. Kleinman

Charles P. McQuaid

Roger S. Meier

Adolph Meyer, Jr.

Ralph Wanger


 .Officers

Ralph Wanger
President

Charles P. McQuaid
Senior Vice President

Terence M. Hogan
Vice President

Leah J. Zell
Vice President

Robert A. Mohn
Vice President

Marcel P. Houtzager
Vice President

Merrillyn J. Kosier
Vice President and Secretary

Bruce H. Lauer
Vice President and Treasurer

Kenneth A. Kalina
Assistant Treasurer


 .Investment Advisor

Wanger Asset Management, L.P.

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

1-800-9-ACORN-9

(1-800-922-6769)

e-mail: acorn@wanger.com

web site: www.wanger.com


 .Distributor

WAM Brokerage Services, L.L.C.

P.O. Box 8502

Boston, Massachusetts 02266-8502


 .Transfer Agent, Dividend Disbursing Agent and Custodian

State Street Bank and Trust Company

Attention: Acorn Family of Funds

P.O. Box 8502

Boston, Massachusetts 02266-8502
1-800-962-1585


 .Legal Counsel
Bell, Boyd & Lloyd
Chicago, Illinois




This report, including the unaudited schedules of investments, is submitted for the general information of the shareholders of Acorn Investment Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

                                                                ---------------
The Acorn                                                         FIRST CLASS
------------------------                                           PRE-SORT
         Family of Funds                                         U.S. POSTAGE
                                                                     PAID
WAM Brokerage Services, L.L.C.                                    CHICAGO,IL
P.O. Box 8502                                                   PERMIT NO. 1200
Boston, MA 02266-8502                                           ---------------